Blue Chip Fund
SCHEDULE OF INVESTMENTS (Unaudited)
1
Showing percentage of net assets as of September 30, 2020
bridgewayfunds.com
Industry Company Shares Value
.
Common Stocks - 100.04%
Communication Services - 17.24%
Alphabet, Inc., Class A
* 5,880 $ 8,617,728
Alphabet, Inc., Class C
* 5,859 8,610,386
AT&T, Inc.
349,355 9,960,111
Comcast Corp., Class A
216,400 10,010,664
Facebook, Inc., Class A
* 65,600 17,180,640
Verizon Communications,
Inc.
168,189 10,005,564
Walt Disney Co. (The)
79,150 9,820,932
74,206,025
Consumer Discretionary - 8.60%
Amazon.com, Inc.
* 5,450 17,160,578
Home Depot, Inc. (The)
36,200 10,053,102
McDonald's Corp.
44,700 9,811,203
37,024,883
Consumer Staples - 11.01%
Coca-Cola Co. (The)
203,414 10,042,549
PepsiCo, Inc.
74,375 10,308,375
Procter & Gamble Co. (The)
123,206 17,124,402
Walmart, Inc.
70,869 9,915,282
47,390,608
Energy - 4.68%
Chevron Corp.
139,945 10,076,040
Exxon Mobil Corp.
293,587 10,078,842
20,154,882
Financials - 12.50%
Bank of America Corp.
419,508 10,105,948
Berkshire Hathaway, Inc.,
Class B
* 47,100 10,029,474
Citigroup, Inc.
231,900 9,997,209
JPMorgan Chase & Co.
141,195 13,592,842
Wells Fargo & Co.
427,219 10,043,919
53,769,392
Health Care - 9.30%
Johnson & Johnson
67,412 10,036,299
Merck & Co., Inc.
120,835 10,023,263
Pfizer, Inc.
270,674 9,933,736
UnitedHealth Group, Inc.
32,100 10,007,817
40,001,115
Industrials - 11.51%
3M Co.
61,000 9,770,980
Boeing Co. (The)
60,000 9,915,600
Industry Company Shares Value
Industrials (continued)
Carrier Global Corp.
90,010 $ 2,748,905
Otis Worldwide Corp.
43,705 2,728,066
Raytheon Technologies
Corp.
166,910 9,604,001
United Parcel Service, Inc.,
Class B
88,563 14,757,253
49,524,805
Information Technology - 25.20%
Apple, Inc.
148,000 17,139,880
Cisco Systems, Inc.
253,808 9,997,497
Intel Corp.
191,793 9,931,042
International Business
Machines Corp.
81,967 9,972,925
Microsoft Corp.
81,745 17,193,426
Oracle Corp.
165,263 9,866,201
QUALCOMM, Inc.
145,600 17,134,208
Visa, Inc., Class A
85,950 17,187,421
108,422,600
TOTAL COMMON STOCKS - 100.04% 430,494,310
(Cost $216,399,670)
TOTAL INVESTMENTS - 100.04% $ 430,494,310
(Cost $216,399,670)
Liabilities in Excess of Other Assets - (0.04%) (172,992)
NET ASSETS - 100.00% $ 430,321,318
* Non-income producing security.
Summary of inputs used to value the Fund’s investments as of 9/30/2020 :
Valuation Inputs
Investment in Securities (Value)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Common
Stocks (a) $ 430,494,310 $ – $ – $ 430,494,310
TOTAL
$430,494,310 $– $– $430,494,310
(a) - Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.